Condensed Consolidated Statements of Changes in Redeemable Noncontrolling Interests and Stockholders’ Deficit (Unaudited) - USD ($)	Redeemable noncontrolling interests Previously Reported Class A Convertible Preferred Units	Redeemable noncontrolling interests Class A Convertible Preferred Units	Class B Units Previously Reported	Class B Units Class B Units	Class B Units	Common Stock Previously Reported Class V	Common Stock Previously Reported Class A	Common Stock Class V	Common Stock Class A	Common Stock Heliogen, Inc	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Heliogen, Inc	Additional Paid-in Capital	Accumulated Equity (Deficit) Previously Reported	Accumulated Equity (Deficit) Heliogen, Inc	Accumulated Equity (Deficit)	Common Units Previously Reported	Common Units	Mezzanine Equity Previously Reported	Mezzanine Equity	Non- controlling interest Previously Reported	Non- controlling interest	Accumulated Other Comprehensive Income (Loss) Heliogen, Inc	Previously Reported	Heliogen, Inc	Total
Balance at Dec. 31, 2022								$ 3,373		$ 1,000		$ 434,496,000	$ 31,152,491	$ 119,982	$ (308,580,000)	$ 119,982	$ 31,155,864						$ (593,000)	$ 31,275,846	$ 125,324,000	$ 31,275,846
Balance (in Shares) at Dec. 31, 2022								33,730,000		5,511,839							1,000,000
Stockholder distributions																(5,498,396)										(5,498,396)
Net income (loss)															(129,598,000)	4,845,069									(129,598,000)	4,845,069
Other comprehensive income (loss)																							77,000		77,000
Stock-based compensation												(5,164,000)													(5,164,000)
Issuance of common stock under employee stock purchase plan												184,000													184,000
Issuance of common stock under employee stock purchase plan (in Shares)										33,156
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)										156,646
Tax withholding related to vesting of restricted stock units												(21,000)													(21,000)
Tax withholding related to vesting of restricted stock units (in Shares)										(10,403)
Exercise of stock options												1,171,000													1,171,000
Exercise of stock options (in Shares)										255,872
Payment for fractional shares in connection with the reverse stock split												(7,000)													(7,000)
Payment for fractional shares in connection with the reverse stock split (in Shares)										(795)
Vesting of warrants issued in connection with customer agreements												19,000													19,000
Balance at Dec. 31, 2023								$ 3,373		$ 1,000		430,678,000	31,152,491	(533,345)	(438,178,000)	(533,345)	$ 31,155,864						(516,000)	30,622,519	(8,015,000)	30,622,519
Balance (in Shares) at Dec. 31, 2023								33,730,000		5,946,315							1,000,000
Retroactive application of Business Combination (Note 1)						$ 3,373					31,152,491						$ (31,155,864)
Retroactive application of Business Combination (Note 1) (in Shares)						33,730,000											(1,000,000)
Stockholder distributions																(90,000)										(90,000)
Net loss prior to the Business Combination														(523,681)										(523,681)
Issuance of Class A Shares to third party advisors									$ 18				891,017													891,035
Issuance of Class A Shares to third party advisors (in Shares)									178,207
Issuance of Class A Shares to backstop investor									$ 23				1,569,440													1,569,463
Issuance of Class A Shares to backstop investor (in Shares)									225,174
Reverse Recapitalization (Note 4)		$ 6,855,076						$ 150	$ 425				(1,677,860)													(1,677,285)
Reverse Recapitalization (Note 4) (in Shares)		1,500,000						1,500,000	4,248,583
Transaction costs													(2,890,061)													(2,890,061)
Establishment of redeemable noncontrolling interests					26,116,548								(26,116,548)													(26,116,548)
Establishment of redeemable noncontrolling interests (in Shares)
Stock-based compensation									$ 37				3,118,547													3,118,584
Stock-based compensation (in Shares)									375,000
Subsequent measurement of redeemable noncontrolling interests					176,420,473								(6,047,026)			(170,373,447)										(176,420,473)
Net income (loss)		8,224,091			(10,276,021)										(15,225,000)	(1,531,429)									(15,225,000)	(1,531,491)
Other comprehensive income (loss)																							(1,000)		(1,000)
Stock-based compensation												1,286,000													1,286,000
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)										35,382
Tax withholding related to vesting of restricted stock units												(17,000)													(17,000)
Tax withholding related to vesting of restricted stock units (in Shares)										(11,324)
Vesting of warrants issued in connection with customer agreements												51,000													51,000
Balance at Mar. 31, 2024		$ 15,079,167			192,261,000			$ 3,523	$ 503	$ 1,000		431,998,000			(453,403,000)	(173,051,964)							(517,000)		(21,921,000)	(173,047,938)
Balance (in Shares) at Mar. 31, 2024		1,500,000						35,230,000	5,026,964	5,970,373
Retroactive application of Business Combination (Note 1)						3,373					31,152,491						(31,155,864)
Balance at Dec. 31, 2023								$ 3,373		$ 1,000		430,678,000	31,152,491	(533,345)	(438,178,000)	(533,345)	$ 31,155,864						(516,000)	30,622,519	(8,015,000)	30,622,519
Balance (in Shares) at Dec. 31, 2023								33,730,000		5,946,315							1,000,000
Stockholder distributions																(90,000)										(90,000)
Net loss prior to the Business Combination														$ (523,681)										$ (523,681)
Issuance of Class A Shares to third party advisors									$ 18				891,017													891,035
Issuance of Class A Shares to third party advisors (in Shares)									178,207
Issuance of Class A Shares to backstop investor									$ 23				1,569,440													1,569,463
Issuance of Class A Shares to backstop investor (in Shares)									225,174
Reverse Recapitalization (Note 4)								$ 150	$ 425				(2,498,380)							$ 6,855,076						(2,497,805)
Reverse Recapitalization (Note 4) (in Shares)								1,500,000	4,248,583											1,500,000
Transaction costs													(2,890,061)													(2,890,061)
Establishment of redeemable noncontrolling interests													(26,116,548)									26,116,548				(26,116,548)
Stock-based compensation									$ 37				7,360,697													7,360,734
Stock-based compensation (in Shares)									375,000
Class A common stock issued to vendor									$ 15				255,485													255,500
Class A common stock issued to vendor (in Shares)									146,000
Lumio Asset purchase									$ 621				8,131,035													8,131,656
Lumio Asset purchase (in Shares)									6,206,897
Issuance of Class A Shares to private placement investor									$ 187				2,715,813													2,716,000
Issuance of Class A Shares to private placement investor (in Shares)									1,873,103
Subsequent measurement of redeemable noncontrolling interests													(6,047,026)			(99,624,976)						105,672,002				(105,672,002)
Net income (loss)															32,547,000	(2,668,889)				9,414,862		(16,094,650)			32,547,000	(2,668,889)
Other comprehensive income (loss)																							5,000		5,000
Stock-based compensation												2,633,000													2,633,000
Issuance of common stock under employee stock purchase plan												33,000													33,000
Issuance of common stock under employee stock purchase plan (in Shares)										26,303
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)										168,427
Tax withholding related to vesting of restricted stock units												(95,000)													(95,000)
Tax withholding related to vesting of restricted stock units (in Shares)										(48,779)
Exercise of stock options												3,000													3,000
Exercise of stock options (in Shares)										3,818
Vesting of warrants issued in connection with customer agreements												1,907,000													1,907,000
Dividends paid to Preferred unit holders																				(139,067)
Balance at Dec. 31, 2024		$ 16,130,871		$ 115,693,900				$ 3,523	$ 1,326	$ 1,000		435,159,000	14,523,963		(405,631,000)	(103,440,891)				$ 16,130,871		$ 115,693,900	(511,000)		29,018,000	(88,912,079)
Balance (in Shares) at Dec. 31, 2024		1,500,000						35,230,000	13,252,964	6,096,084										1,500,000
Retroactive application of Business Combination (Note 1) (in Shares)						33,730,000											(1,000,000)
Stock-based compensation									$ 4				2,200,752													2,200,756
Stock-based compensation (in Shares)									43,500
Reverse recapitalization related deferred taxes and adjustments													(238,491)													(238,491)
Conversion of Class V common stock to Class A common stock								$ (850)	$ 850
Conversion of Class V common stock to Class A common stock (in Shares)								(8,500,000)	8,500,000
Subsequent measurement of redeemable noncontrolling interests				(70,233,264)												70,233,264										70,233,264
Net income (loss)		405,237		(7,363,336)											(6,359,000)	(6,361,265)									(6,359,000)	(6,361,265)
Other comprehensive income (loss)																							(27,000)		(27,000)
Stock-based compensation												406,000													406,000
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)										31,205
Tax withholding related to vesting of restricted stock units												(9,000)													(9,000)
Tax withholding related to vesting of restricted stock units (in Shares)										(10,537)
Balance at Mar. 31, 2025		$ 16,536,108		$ 38,097,300				$ 2,673	$ 2,180	$ 1,000		$ 435,556,000	$ 16,486,224		$ (411,990,000)	$ (39,568,892)							$ (538,000)		$ 23,029,000	$ (23,077,815)
Balance (in Shares) at Mar. 31, 2025		1,500,000						26,730,000	21,796,464	6,116,752